Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement of Reserves of Equity [Roll Forward]
Beginning balance	$ 2,442,461	$ 2,351,780
Conversion of 2019 Convertible Notes	139,661	0
Equity component of 2023 Convertible Notes issued/ Modification of convertible notes		31,688
Exercise of stock options and settlement of RSUs and pRSUs	2,456	4,926
Share-based compensation	10,297	9,665
Ending Balance	3,397,552	2,442,461
Reserves
Movement of Reserves of Equity [Roll Forward]
Beginning balance	79,077	41,620
Conversion of 2019 Convertible Notes	(12,216)
Equity component of 2023 Convertible Notes issued/ Modification of convertible notes	3,824	31,688
Exercise of stock options and settlement of RSUs and pRSUs	(6,882)	(3,896)
Share-based compensation	10,297	9,665
Ending Balance	74,100	79,077
Share-based compensation
Movement of Reserves of Equity [Roll Forward]
Beginning balance	25,464	19,695
Conversion of 2019 Convertible Notes	0
Equity component of 2023 Convertible Notes issued/ Modification of convertible notes	0	0
Exercise of stock options and settlement of RSUs and pRSUs	(6,882)	(3,896)
Share-based compensation	10,297	9,665
Ending Balance	28,879	25,464
Equity component of convertible notes
Movement of Reserves of Equity [Roll Forward]
Beginning balance	50,227	18,539
Conversion of 2019 Convertible Notes	(12,216)
Equity component of 2023 Convertible Notes issued/ Modification of convertible notes	3,824	31,688
Exercise of stock options and settlement of RSUs and pRSUs	0	0
Share-based compensation	0	0
Ending Balance	41,835	50,227
Other
Movement of Reserves of Equity [Roll Forward]
Beginning balance	3,386	3,386
Conversion of 2019 Convertible Notes	0
Equity component of 2023 Convertible Notes issued/ Modification of convertible notes	0	0
Exercise of stock options and settlement of RSUs and pRSUs	0	0
Share-based compensation	0	0
Ending Balance	$ 3,386	$ 3,386